CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 0.3